Annual Total Returns [BarChart] - Harbor Global Leaders Fund - Institutional Class	Mar. 01, 2021
Bar Chart Table:
2011	(12.61%)
2012	20.84%
2013	41.36%
2014	3.57%
2015	2.52%
2016	(4.61%)
2017	31.44%
2018	2.18%
2019	35.83%
2020	26.70%